Business and Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business and segmental reporting
Number of reportable segments | segment	1
Revenue	$ 310,197	$ 405,784	$ 395,978
Spot charters
Business and segmental reporting
Revenue	284,672	392,107	395,577
Time Charter in Vessels
Business and segmental reporting
Revenue	$ 25,525	13,635
Other revenue
Business and segmental reporting
Revenue		$ 42	$ 401